Provisions - Schedule of Analysis of Total Provisions (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Analysis of Total Provisions [Abstract]
Current	$ 37,673	$ 68,510
Non-current	$ 22,013	$ 63,947